Stock Options (Tables)	9 Months Ended
Dec. 31, 2024
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Disclosure of incentive stock options granted under the plan [Table Text Block]
		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2024	Granted	Exercised	or Expired	December 31, 2024
January 30, 2025	CDN	$2.59	238,212	-	-	(5,357)	232,855
February 11, 2025	CDN	$8.32	50,000	-	-	-	50,000
July 3, 2025	CDN	$4.90	14,999	-	-	(8,571)	6,428
November 19, 2025	US	$20.00	300,000	-	-	-	300,000
December 4, 2025	US	$20.00	20,000	-	-	-	20,000
May 18, 2026	CDN	$19.62	63,700	-	-	(31,250)	32,450
December 10, 2026	CDN	$16.45	523,250	-	-	(53,250)	470,000
July 4, 2027	CDN	$4.25	15,000	-	-	(15,000)	-
November 2, 2027	US	$2.46	10,000	-	-	(2,500)	7,500
February 14, 2028	CDN	$3.80	632,500	-	-	(60,000)	572,500
March 27, 2029	CDN	$2.72	605,000	-	-	(76,250)	528,750
June 28, 2029	CDN	$1.40	-	20,000	-	-	20,000
Total outstanding			2,472,661	20,000	-	(252,178)	2,240,483
Total exercisable			1,711,798				1,969,233
Weighted Average
Exercise Price (CDN$)			$9.62	$1.40	$-	$8.14	$9.95
Weighted Average Remaining Life			3.2 years				2.7 years